Financial risk management and fair value measurement (Tables)	12 Months Ended
Aug. 31, 2024
Financial risk management and fair value measurement
Summary of maturity analysis for financial instruments, liquidity risk

	Contractual	Less than
	cash flows	one year	1-5 years
	$	$	$
August 31, 2024
Trade and other payables	2,062,044	2,062,044	—
Long-term debt	458,640	101,397	357,243
	2,520,684	2,163,441	357,243

August 31, 2023
Trade and other payables	550,836	550,836	—
Other financial liabilities	113,694	113,694	—
Long-term debt	305,329	231,546	73,783
	969,859	896,076	73,783

Summary of foreign exchange risk

	2024	2023
	$	$
Cash	38,107	3,258,419
Trade and other receivables	28,488	188,001
Trade and other payables	2,224,737	800,149

Summary of reasonably possible 1% strengthening (weakening) of the U.S. dollar against the Canadian Dollar at the reporting date would have increased (decreased) net income (loss) and other comprehensive income

	Net Loss		Other Comprehensive Income
	+5%	-5%	+5%	-5%
	$	$	$	$
August 31, 2024	107,907	(107,907)	(17,658)	17,658